                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05547

                       The Laudus Variable Insurance Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                       The Laudus Variable Insurance Trust
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

LAUDUS VARIABLE INSURANCE TRUST
LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST           VALUE
HOLDINGS BY CATEGORY                                     ($)            ($)
--------------------------------------------------------------------------------
  94.0%  COMMON STOCK                                161,699,821    177,701,858

   6.2%  SHORT-TERM
         INVESTMENT                                   11,687,607     11,687,607
--------------------------------------------------------------------------------
 100.2%  TOTAL INVESTMENTS                           173,387,428    189,389,465

(93.5)%  SHORT SALES                                (181,115,741)  (176,758,237)

  95.7%  DEPOSITS WITH BROKER AND CUSTODIAN
         BANK FOR SECURITIES SOLD SHORT              180,954,047    180,954,047

 (2.4)%  OTHER ASSETS AND LIABILITIES                                (4,471,093)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                 189,114,182

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
COMMON STOCK (a) 94.0% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.5%
--------------------------------------------------------------------------------
Corn Products International, Inc.                         42,330       1,377,418
Del Monte Foods Co.                                       88,105         920,697
Diedrich Coffee, Inc. *                                       60             248
Flowers Foods, Inc.                                       28,700         771,456
J & J Snack Foods Corp.                                    2,030          63,133
Lance, Inc.                                               18,600         409,572
National Beverage Corp. *                                  3,700          44,067
Omega Protein Corp. *                                      9,050          58,825
Penford Corp.                                              1,158          17,532
PepsiAmericas, Inc.                                        9,150         195,261
Ralcorp Holdings, Inc. *                                   7,430         358,349
Seaboard Corp.                                               300         361,500
Seneca Foods Corp., Class B *                                300           8,256
Tasty Baking Co.                                           5,580          50,946
The Hain Celestial Group, Inc. *                           4,785         122,305
                                                                     -----------
                                                                       4,759,565
AIRLINES 1.1%
--------------------------------------------------------------------------------
Air Methods Corp. *                                        1,550          36,580
AirNet Systems, Inc. *                                     1,790           6,211
Alaska Air Group, Inc. *                                  21,360         812,535
Republic Airways Holdings, Inc. *                          9,009         139,820
SkyWest, Inc.                                             31,541         773,385
US Airways Group, Inc. *                                   4,780         211,897
                                                                     -----------
                                                                       1,980,428
AUTOS 0.9%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                             7,547         134,035
Autoliv, Inc.                                             22,410       1,235,015
Fuel Systems Solutions, Inc. *                             7,700          97,944
Spartan Motors, Inc.                                       5,991         112,811
Strattec Security Corp. *                                  2,245          85,916
Supreme Industries, Inc., Class A                          8,410          55,674
Sypris Solutions, Inc.                                     6,660          55,611
                                                                     -----------
                                                                       1,777,006
BANKS & CREDIT INSTITUTIONS 4.0%
--------------------------------------------------------------------------------
1st Independence Financial Group, Inc.                        40             706
1st Source Corp.                                             550          16,236
Advanta Corp., Class A                                       440          14,947
Advanta Corp., Class B                                       970          35,793
Ameriana Bancorp                                              80           1,080
Ameris Bancorp                                             1,702          46,311
Anchor Bancorp Wisconsin, Inc.                                20             571
Banco Latinoamericano de Exportaciones, S.A.,
   Class E                                                 3,450          53,889
BankUnited Financial Corp., Class A                       19,145         499,110
Bar Harbor Bankshares                                          5             149
Berkshire Hills Bancorp, Inc.                              1,005          35,768
Beverly Hills Bancorp, Inc.                                4,950          40,392
BNCCORP, Inc. *                                              730           8,870
BOE Financial Services of Virginia, Inc.                     300           9,353
Britton & Koontz Capital Corp.                               700          13,933
Brunswick Bancorp *                                          170           2,180
Cadence Financial Corp.                                    3,260          66,080
Camco Financial Corp.                                        165           2,191
Capital Crossing Bank *                                      900          26,190
Cardinal Financial Corp.                                   1,217          13,338
Carver Bancorp, Inc.                                         500           8,325
Central Bancorp, Inc.                                        100           3,080
Centrue Financial Corp. *                                    200           4,612
CFS Bancorp, Inc.                                            770          11,388
Citizens First Bancorp, Inc.                               1,100          28,006
Citizens South Banking Corp.                                  94           1,222
Codorus Valley Bancorp, Inc.                                  10             196
Community Bankshares, Inc.                                   300           4,977
Community Capital Corp.                                    1,836          39,832
Community Central Bank Corp.                                 220           2,585
Community Financial Corp.                                  1,200          14,172
Community Shores Bank Corp. *                                 10             125
Community West Bancshares                                    836          13,146
CompuCredit Corp. *                                        6,116         184,764
Consumer Portfolio Services, Inc. *                       12,390          71,738
Corus Bankshares, Inc.                                    17,895         400,132
Cowlitz Bancorp *                                            500           8,155
Delta Financial Corp.                                     11,530         105,615
Dollar Financial Corp. *                                   9,555         208,490
Electronic Clearing House, Inc. *                          3,600          64,800
Exchange National Bancshares, Inc.                           280           8,512
Farmers Capital Bank Corp.                                    17             576
Federal Agricultural Mortgage Corp., Class C               5,150         136,320
Fidelity Southern Corp.                                    2,200          40,183

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
First Bancorp of Indiana, Inc.                               200           3,775
First Bancshares, Inc.                                       100           1,633
First BancTrust Corp.                                         20             242
First Capital, Inc.                                          110           2,063
First Citizens BancShares, Inc., Class A                     100          19,110
First Defiance Financial Corp.                             1,476          42,110
First Federal Bancshares of Arkansas, Inc.                   320           7,528
First Federal Bancshares, Inc.                               330           6,559
First Federal Bankshares, Inc.                               700          15,312
First Financial Holdings, Inc.                               100           3,422
First Franklin Corp.                                         400           6,264
First M&F Corp.                                              600          10,968
First Mariner Bancorp, Inc. *                                300           5,835
First Merchants Corp.                                        420           9,933
First Niagra Financial Group, Inc.                        39,840         580,867
First Place Financial Corp.                                4,100          92,906
First South Bancorp, Inc.                                    450          13,765
First United Corp.                                         3,300          70,356
First West Virginia Bancorp, Inc.                            100           1,950
FirstFed Financial Corp. *                                 6,620         375,486
FirstMerit Corp.                                           7,019         162,630
FMS Financial Corp.                                          110           2,409
FNB Corp. of North Carolina                                1,400          26,082
Franklin Bank Corp. *                                      1,580          31,410
GS Financial Corp.                                           200           3,680
Guaranty Federal Bancshares, Inc.                             10             287
HF Financial Corp.                                           880          14,300
HMN Financial, Inc.                                          100           3,476
Home Federal Bancorp                                         220           6,105
Hopfed Bancorp, Inc.                                          40             648
Horizon Bancorp                                              100           2,620
Integra Bank Corp.                                           400          10,112
Intervest Bancshares Corp. *                               4,100         178,596
ITLA Capital Corp.                                         3,000         161,280
Lakeland Financial Corp.                                     800          18,808
Leesport Financial Corp.                                     525          12,180
LSB Bancshares, Inc.                                         710          12,106
Massbank Corp.                                               200           6,516
Mayflower Co-operative Bank                                1,200          16,098
Meta Financial Group, Inc.                                   800          19,680
MetroCorp Bancshares, Inc.                                   741          16,813
MidWestOne Financial Group, Inc.                           2,000          38,490
MutualFirst Financial, Inc.                                  200           4,134
National Bankshares, Inc.                                    570          12,996
National Mercantile Bancorp *                                750           9,281
New Hampshire Thrift Bancshares, Inc.                        300           4,875
North Central Bancshares, Inc.                               100           4,088
North Valley Bancorp                                       1,760          30,976
Northrim BanCorp, Inc.                                       105           2,772
OceanFirst Financial Corp.                                 2,600          55,770
Pacific Capital Bancorp                                   11,010         296,940
Pamrapo Bancorp, Inc.                                        100           1,924
Parkvale Financial Corp.                                     600          19,230
Peoples Bancorp of North Carolina                            693          18,888
Peoples Bancorp, Inc.                                        100           2,005
Peoples BancTrust Co., Inc.                                  600          11,415
Premier Community Bankshares, Inc.                         1,092          23,150
Provident Financial Holdings, Inc.                         2,351          70,859
PSB Bancorp, Inc. *                                        1,820          29,011
Renasant Corp.                                             7,800         218,946
Republic First Bancorp, Inc. *                             2,780          36,863
River Valley Bancorp                                           7             125
Riverview Bancorp, Inc.                                      600           8,100
Rurban Financial Corp.                                       100           1,174
Simmons First National Corp., Class A                      5,090         147,661
Synovus Financial Corp.                                   48,900       1,436,193
Team Financial, Inc.                                         200           3,098
Temple-Inland, Inc.                                       17,610         706,161
Timberland Bancorp, Inc.                                     500          17,550
Tompkins Trustco, Inc.                                       100           4,545
Tower Financial Corp.                                        463           8,496
United Bancshares, Inc.                                       10             165
United Community Financial Corp.                           3,150          38,808
United Financial Corp.                                       375           7,913
United Security Bancshares, Inc.                             706          19,697
United Western Bancorp, Inc. *                               100           2,128
Unity Bancorp, Inc.                                        1,764          26,919
Wainwright Bank & Trust Co.                                  110           1,159
Washington Savings Bank, F.S.B                             1,670          15,681
Willow Financial Bancorp, Inc.                               200           3,132
Wright Express Corp. *                                       160           3,850
WSFS Financial Corp.                                       1,300          80,847
                                                                     -----------
                                                                       7,649,973
BASIC MINERALS & METALS 4.7%
--------------------------------------------------------------------------------
A.M. Castle & Co.                                          2,690          72,200
Allegheny Technologies, Inc.                              31,990       1,989,458
Chaparral Steel Co.                                        1,126          38,352
Commercial Metals Co.                                     18,220         370,413
CommScope, Inc. *                                            210           6,901
Encore Wire Corp. *                                       12,610         445,007
Freeport-McMoRan Copper & Gold, Inc., Class B              7,700         410,102
Friedman Industries, Inc.                                    450           3,757
Harsco Corp.                                               1,100          85,415
Mueller Industries, Inc.                                  22,020         774,443
Northwest Pipe Co. *                                         700          21,000
Olympic Steel, Inc.                                        5,175         128,650
Precision Castparts Corp.                                  2,490         157,268
Reliance Steel & Aluminum Co.                              3,700         118,918
Ryerson Tull, Inc.                                         1,830          40,059
Southern Copper Corp.                                     15,000       1,387,500
Superior Essex, Inc. *                                     1,044          35,757
United States Steel Corp.                                 30,990       1,787,503
Universal Stainless & Alloy Products, Inc. *               2,700          60,750
Walter Industries, Inc.                                   24,020       1,025,174
                                                                     -----------
                                                                       8,958,627
BIOTECHNOLOGY 1.5%
--------------------------------------------------------------------------------
Celgene Corp. *                                           52,152       2,258,182
Digene Corp. *                                            10,688         461,187

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Harvard Bioscience, Inc. *                                18,468          83,106
                                                                     -----------
                                                                       2,802,475
CELLULAR & WIRELESS 1.3%
--------------------------------------------------------------------------------
NII Holdings, Inc. *                                      38,408       2,387,442
USA Mobility, Inc.                                         2,986          68,200
                                                                     -----------
                                                                       2,455,642
CHEMICALS & RUBBER 2.4%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         10,347         243,258
Arch Chemicals, Inc.                                       4,220         120,059
Bairnco Corp.                                                200           2,400
FMC Corp.                                                 21,300       1,364,691
Hercules, Inc. *                                          20,050         316,189
ICO, Inc. *                                                8,290          54,880
Innospec, Inc.                                             5,910         175,527
NewMarket Corp.                                            2,110         122,718
PolyOne Corp. *                                           49,040         408,503
Stepan Co.                                                 2,560          74,829
The Scotts Miracle-Gro Co., Class A                          170           7,563
The Sherwin-Williams Co.                                  24,480       1,365,494
Westlake Chemical Corp.                                    6,500         208,065
                                                                     -----------
                                                                       4,464,176
COMMERCIAL AIRCRAFT & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ducommun, Inc. *                                           6,940         129,500
Ladish Co., Inc. *                                         2,000          57,760
                                                                     -----------
                                                                         187,260
COMMUNICATIONS UTILITIES 1.2%
--------------------------------------------------------------------------------
Alaska Communications Systems Group, Inc.                  3,110          41,270
Atlantic Tele-Network, Inc.                                  250           4,620
CT Communications, Inc.                                    7,184         156,036
D&E Communications, Inc.                                   3,510          44,261
Gilat Satellite Networks Ltd. *                            4,300          39,130
Golden Telecom, Inc.                                       2,001          60,530
Knology, Inc. *                                              200           1,984
Level 3 Communications, Inc. *                            49,530         264,986
Playboy Enterprises, Inc., Class A *                      14,350         136,325
RCN Corp. *                                               16,030         453,649
The Knot, Inc. *                                           3,657          80,929
Time Warner Telecom, Inc., Class A *                       8,342         158,581
United Online, Inc.                                       36,425         443,657
US LEC Corp., Class A *                                      930           6,408
Vignette Corp. *                                          16,700         226,118
Windstream Corp.                                          12,560         165,666
                                                                     -----------
                                                                       2,284,150
CONSTRUCTION & HOMEBUILDING 1.3%
--------------------------------------------------------------------------------
Cavalier Homes, Inc. *                                     3,750          11,963
Comfort Systems USA, Inc.                                 23,330         267,362
Granite Construction, Inc.                                 5,330         284,355
Insituform Technologies, Inc., Class A *                  13,900         337,492
MasTec, Inc. *                                             7,920          87,674
Meadow Valley Corp. *                                      2,770          28,143
Palm Harbor Homes, Inc. *                                  2,800          41,888
Perini Corp. *                                            10,900         227,592
Quanta Services, Inc. *                                   72,000       1,213,920
Skyline Corp.                                                600          22,926
                                                                     -----------
                                                                       2,523,315
CONSTRUCTION MATERIALS 0.1%
--------------------------------------------------------------------------------
Ameron International Corp.                                   300          19,932
Oil-Dri Corp. of America                                   2,363          35,792
Patrick Industries, Inc. *                                 1,066          13,261
Rock of Ages Corp. *                                         900           4,113
Vulcan Materials Co.                                         400          31,300
                                                                     -----------
                                                                         104,398
CONSUMER DURABLES 0.1%
--------------------------------------------------------------------------------
Thor Industries, Inc.                                      2,280          93,868
Universal Electronics, Inc. *                              7,933         150,727
                                                                     -----------
                                                                         244,595
DRUGS & PHARMACEUTICALS 2.0%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A                                   25,800         603,462
Cephalon, Inc. *                                          20,292       1,253,031
E-Z-EM, Inc. *                                               300           4,734
King Pharmaceuticals, Inc. *                              83,890       1,428,647
Lifecore Biomedical, Inc. *                                5,100          71,910
Natural Alternative International, Inc. *                  3,300          30,327
NBTY, Inc. *                                                 160           4,683
Nutraceutical International Corp. *                        1,669          22,799
Perrigo Co.                                               20,000         339,400
Schiff Nutrition International, Inc. *                     1,700          11,832
Sciele Pharma, Inc. *                                      4,568          86,061
United-Guardian, Inc.                                        300           2,775
                                                                     -----------
                                                                       3,859,661
ELECTRIC UTILITIES 2.7%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                  25,400       1,020,318
Alliant Energy Corp.                                       7,231         258,364
Central Vermont Public Service Corp.                         200           4,422
CH Energy Group, Inc.                                      1,203          61,918
DTE Energy Co.                                            23,650         981,711
Foster Wheeler Ltd. *                                     34,978       1,349,801
Green Mountain Power Corp.                                   420          14,015
Northeast Utilities                                       23,370         543,820
OGE Energy Corp.                                           1,160          41,888
Pinnacle West Capital Corp.                                1,974          88,929
Puget Energy, Inc.                                           200           4,546
Unisource Energy Corp.                                     1,070          35,663
Westar Energy, Inc.                                       27,660         650,287
                                                                     -----------
                                                                       5,055,682
FINANCIAL INVESTMENTS 0.6%
--------------------------------------------------------------------------------
Aaron Rents, Inc.                                          4,140          95,137
Aaron Rents, Inc., Class A                                 3,210          67,410
CEVA, Inc. *                                              11,380          64,411
Electro Rent Corp. *                                       2,344          39,871
ePlus, Inc. *                                              2,380          23,205

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Hanover Compressor Co. *                                     960          17,491
Jackson Hewitt Tax Service, Inc.                          11,080         332,511
KMG America Corp. *                                       15,500         113,925
PICO Holdings, Inc. *                                      4,870         158,519
Rent-A-Center, Inc. *                                      3,300          96,657
SRS Labs, Inc. *                                           3,000          18,600
The Enstar Group, Inc. *                                     160          15,286
UTEK Corp.                                                 3,470          69,504
Willis Lease Finance Corp. *                               4,300          39,732
                                                                     -----------
                                                                       1,152,259
FOREST PRODUCTS & PAPER 0.2%
--------------------------------------------------------------------------------
American Woodmark Corp.                                    7,494         252,473
CSS Industries, Inc.                                         300           8,916
Lydall, Inc. *                                            10,180          90,602
Mod-Pac Corp. *                                              160           1,760
Nashua Corp. *                                               900           6,291
                                                                     -----------
                                                                         360,042
FURNITURE & HOUSEHOLD ITEMS 2.1%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                    300           1,908
Acuity Brands, Inc.                                        1,650          74,910
Aldila, Inc.                                                 982          15,172
American Biltrite, Inc. *                                    120           1,200
AZZ, Inc. *                                                2,460          89,790
Bassett Furniture Industries, Inc.                         2,853          46,333
Callaway Golf Co.                                         43,950         576,185
Channell Commercial Corp. *                                  100             307
Chase Corp.                                                  700          12,537
Chromcraft Revington, Inc. *                               1,100          10,868
Communications Systems, Inc.                               2,110          19,707
Craftmade International, Inc.                                713          12,214
Cybex International, Inc. *                               10,060          66,899
Furniture Brands International, Inc.                      27,780         528,931
GameTech International, Inc. *                               200           1,998
Genlyte Group, Inc. *                                        834          59,381
Griffon Corp. *                                            6,100         145,607
Hooker Furniture Corp.                                     6,511          95,451
JAKKS Pacific, Inc. *                                     16,109         287,223
La-Z-Boy, Inc.                                            25,220         352,071
Mity Enterprises, Inc. *                                     410           7,462
Movado Group, Inc.                                         9,490         241,236
Myers Industries, Inc.                                     4,520          76,840
National Presto Industries, Inc.                             830          45,874
Preformed Line Products Co.                                  375          13,403
Steelcase, Inc., Class A                                   2,496          39,162
The Lamson & Sessions Co. *                                2,900          69,078
Thomas & Betts Corp. *                                    22,600       1,078,246
Tredegar Corp.                                               180           3,013
                                                                     -----------
                                                                       3,973,006
GAS & OTHER PUBLIC UTILITIES 0.4%
--------------------------------------------------------------------------------
Artesian Resources Corp., Class A                          1,021          19,215
BIW Ltd.                                                     260           4,173
Casella Waste Systems, Inc., Class A *                       720           7,445
Delta Natural Gas Co., Inc.                                  100           2,505
Energy West, Inc.                                            200           2,200
Florida Public Utilites Co.                                1,050          14,490
Industrial Services of America, Inc. *                       370           2,142
New Jersey Resources Corp.                                   100           4,930
Nicor, Inc.                                                9,190         392,964
RGC Resources, Inc.                                          200           5,180
SJW Corp.                                                  3,400         101,694
The Laclede Group, Inc.                                      100           3,208
Waste Industries USA, Inc.                                 1,971          53,276
WCA Waste Corp. *                                          9,440          53,147
                                                                     -----------
                                                                         666,569
GOVERNMENT AIRCRAFT & DEFENSE 0.0%
--------------------------------------------------------------------------------
Aerosonic Corp. *                                            120             732
Reinhold Industries, Inc., Class A *                          81             988
Smith & Wesson Holding Corp. *                             4,180          58,019
Todd Shipyards Corp.                                         170           3,070
                                                                     -----------
                                                                          62,809
HEALTH CARE & HOSPITAL 0.9%
--------------------------------------------------------------------------------
Almost Family, Inc. *                                        200           4,642
American Shared Hospital Services                          2,500          16,250
Genesis HealthCare Corp. *                                 3,273         155,893
Gentiva Health Services, Inc. *                            1,225          20,139
Health Net, Inc. *                                         9,015         392,333
IntegraMed America, Inc. *                                 1,107          10,505
Manor Care, Inc.                                           2,350         122,858
MEDTOX Scientific, Inc. *                                  4,400          43,252
National Healthcare Corp.                                    265          14,239
NovaMed, Inc. *                                           15,224         119,965
Pediatric Services of America, Inc. *                      4,100          49,569
RehabCare Group, Inc. *                                    1,350          17,685
Res-Care, Inc. *                                           8,391         168,575
VCA Antech, Inc. *                                        13,000         468,780
                                                                     -----------
                                                                       1,604,685
INFORMATION & SERVICES 4.6%
--------------------------------------------------------------------------------
Ablest, Inc. *                                               210           1,355
ABM Industries, Inc.                                       2,880          54,029
Bioanalytical Systems, Inc. *                              1,000           5,260
Carriage Services, Inc. *                                  1,570           7,316
Cass Information Systems, Inc.                               742          24,584
CBIZ, Inc. *                                              11,090          80,957
CDI Corp.                                                  8,680         179,763
Ceridian Corp. *                                          40,230         899,543
CompuDyne Corp. *                                            400           2,440
Convergys Corp. *                                         37,050         765,082
CPI Corp.                                                  1,500          72,810
Ecology & Environment, Inc.                                  650           6,643
Exponent, Inc. *                                           2,400          40,008
Forrester Research, Inc. *                                   412          10,840
Franklin Covey Co. *                                      12,800          70,272
GP Strategies Corp. *                                      2,995          22,373
Henry Bros. Electronics, Inc. *                            2,770           9,390
IAC/InterActiveCorp. *                                    35,661       1,025,610
ICT Group, Inc. *                                          3,720         117,068
Infinity Pharmaceuticals, Inc. *                             404           5,454

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Kelly Services, Inc., Class A                             12,300         337,143
Kendle International, Inc. *                               7,857         251,581
Kforce, Inc. *                                            20,100         239,793
Layne Christensen Co. *                                      220           6,285
Manpower, Inc.                                             1,650         101,095
Metal Management, Inc.                                    13,240         368,602
Michael Baker Corp. *                                      1,060          21,582
Monro Muffler Brake, Inc.                                  7,462         253,783
MPS Group, Inc. *                                         34,460         520,691
National Technical Systems, Inc. *                         5,200          34,944
Nobel Learning Communities, Inc. *                           920           9,476
PAREXEL International Corp. *                             16,340         540,691
PDI, Inc. *                                                8,910         103,534
Pharmaceutical Product Development, Inc. (PPD)             4,527         161,569
RCM Technologies, Inc. *                                   8,400          42,588
Refac Optical Group *                                      1,820          10,829
Schnitzer Steel Industries, Inc., Class A                 12,583         396,868
Silverleaf Resorts, Inc. *                                   300           1,146
Spherion Corp. *                                          32,280         230,802
SRI/Surgical Express, Inc. *                                 261           1,135
TeleTech Holdings, Inc. *                                 20,491         320,274
The Geo Group, Inc. *                                      2,940         124,215
URS Corp. *                                               27,800       1,081,142
Vertrue, Inc. *                                              444          17,458
Volt Information Sciences, Inc. *                          4,370         155,353
VSE Corp.                                                  1,400          42,140
Westaff, Inc. *                                              110             450
                                                                     -----------
                                                                       8,775,966
INSTRUMENTS 4.3%
--------------------------------------------------------------------------------
Aeroflex, Inc. *                                          44,400         456,432
Allied Healthcare Products, Inc. *                         2,138          11,203
Armor Holdings, Inc. *                                    18,820       1,078,950
Arthrocare Corp. *                                         7,192         337,017
Astro-Med, Inc.                                            3,625          36,214
Atrion Corp.                                                 220          17,083
Bio-Rad Laboratories, Inc., Class A *                      5,320         376,284
Bruker BioSciences Corp. *                                 7,618          53,402
Cardiac Science Corp. *                                    1,327           9,820
Checkpoint Systems, Inc. *                                 6,550         108,140
Cholestech Corp. *                                         3,702          44,424
Coherent, Inc. *                                          17,054         591,092
Datascope Corp.                                            5,240         175,383
Edwards Lifesciences Corp. *                                 620          28,886
Enpath Medical, Inc. *                                       100           1,072
Escalon Medical Corp. *                                      380           1,550
FEI Co. *                                                  6,697         141,374
Hurco Cos., Inc. *                                         4,590         110,298
ICU Medical, Inc. *                                          100           4,548
IDEXX Laboratories, Inc. *                                   220          20,051
Immucor, Inc. *                                              230           5,154
Input/Output, Inc. *                                      39,640         393,625
Iridex Corp. *                                             4,100          35,875
K-Tron International, Inc. *                                 600          37,932
Keithley Instruments, Inc.                                 8,100         103,275
Kewaunee Scientific Corp.                                    640           5,107
LeCroy Corp. *                                             8,490         116,992
Medical Action Industries, Inc. *                            190           5,109
Mentor Corp.                                              17,720         892,911
Mesa Laboratories, Inc.                                      400           6,860
Mettler-Toledo International, Inc. *                          10             661
Mikron Infrared, Inc. *                                    1,340          16,268
MOCON, Inc.                                                  180           1,739
Molecular Devices Corp. *                                  2,900          53,621
Neogen Corp. *                                                 2              43
New Brunswick Scientific Co., Inc. *                       1,600          12,528
O.I. Corp.                                                   700           7,000
OSI Systems, Inc. *                                        9,800         192,080
Perceptron, Inc. *                                         4,400          37,752
Sonic Innovations, Inc. *                                  3,835          15,723
Span-America Medical Systems, Inc.                         1,700          23,324
Teleflex, Inc.                                            10,820         602,025
The Spectranetics Corp. *                                 16,560         193,752
Tollgrade Communications, Inc. *                           8,824          78,975
Transcat Inc *                                               208           1,186
Universal Security Instruments, Inc. *                       240           6,540
Varian Medical Systems, Inc. *                            21,600       1,153,224
Viasys Healthcare, Inc. *                                 14,400         392,256
Vicon Industries, Inc. *                                     100             329
Zygo Corp. *                                              11,811         150,590
                                                                     -----------
                                                                       8,145,679
INSURANCE 6.1%
--------------------------------------------------------------------------------
Alleghany Corp. *                                             20           5,780
American Equity Investment Life Holding Co.                1,470          18,037
American Financial Group, Inc.                            13,900         652,327
American National Insurance Co.                            2,444         283,260
American Safety Insurance Holdings Ltd. *                    700          12,810
Arch Capital Group Ltd. *                                 23,819       1,512,268
CNA Financial Corp. *                                     30,650       1,104,013
Conseco, Inc. *                                           15,260         320,307
Crawford & Co., Class B                                    6,040          41,012
Delphi Financial Group, Inc., Class A                      6,750         269,190
EMC Insurance Group, Inc.                                  3,400          98,056
FBL Financial Group, Inc., Class A                         2,000          66,940
Great American Financial Resources, Inc.                     200           4,186
HCC Insurance Holdings, Inc.                              49,300       1,620,984
Horace Mann Educators Corp.                                  570          10,961
Kansas City Life Insurance Co.                                10             455
Max Re Capital Ltd.                                       31,410         721,174
Meadowbrook Insurance Group, Inc. *                        4,550          51,233
Merchants Group, Inc.                                      1,010          30,290
MGIC Investment Corp.                                      7,900         473,763
National Western Life Insurance Co., Class A *               699         160,693

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
NYMAGIC, Inc.                                              1,830          58,011
Odyssey Re Holdings Corp.                                  3,500         118,230
Old Republic International Corp.                           3,452          76,462
PartnerRe Ltd.                                            26,700       1,804,119
Presidential Life Corp.                                      108           2,416
Radian Group, Inc.                                        12,378         742,680
Reinsurance Group of America, Inc.                        15,400         799,722
RTW, Inc. *                                                  600           6,102
Selective Insurance Group, Inc.                            2,070         108,903
Unico American Corp. *                                     2,560          26,496
United America Indemnity Ltd., Class A *                   3,550          79,768
UnumProvident Corp.                                        8,280         160,549
USI Holdings Corp. *                                       5,390          73,034
W. R. Berkley Corp.                                           35           1,239
Wesco Financial Corp.                                        200          87,400
                                                                     -----------
                                                                      11,602,870
INTEGRATED OIL COMPANIES 0.0%
--------------------------------------------------------------------------------
Marathon Oil Corp.                                           205          15,764

IT HARDWARE 7.3%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                        17,341         295,491
Agere Systems, Inc. *                                     85,960       1,283,383
American Technical Ceramics Corp. *                        4,080          50,184
Amkor Technology, Inc. *                                  23,818         122,901
Anaren, Inc. *                                             6,415         135,164
Applied Innovation, Inc. *                                 7,400          23,310
Asyst Technologies, Inc. *                                   400           2,704
Atmel Corp. *                                              3,850          23,254
Avocent Corp. *                                              340          10,241
AVX Corp.                                                 24,560         434,466
Cobra Electronics Corp.                                      800           6,800
Comarco, Inc. *                                              460           4,094
CTS Corp.                                                 16,170         222,823
Cymer, Inc. *                                             22,697         996,625
Digi International, Inc. *                                 2,070          27,945
DSP Group, Inc. *                                          2,788          63,706
EMS Technologies, Inc. *                                   5,305          99,628
Espey Manufacturing & Electronics Corp.                      120           2,040
Exar Corp. *                                              17,301         229,930
Fairchild Semiconductor International, Inc. *             65,301       1,221,129
Globecomm Systems, Inc. *                                  4,033          34,442
Harris Corp.                                              25,600       1,138,944
Imation Corp.                                              6,141         246,561
Integrated Device Technology, Inc. *                      52,632         845,270
Intersil Corp., Class A                                   28,749         705,788
IXYS Corp. *                                              18,000         151,020
LSI Logic Corp. *                                        185,105       1,521,563
Mattson Technology, Inc. *                                32,580         270,414
Merix Corp. *                                             11,036         106,056
Merrimac Industries, Inc. *                                  200           2,043
Methode Electronics, Inc.                                 14,400         136,944
MKS Instruments, Inc. *                                   12,887         261,735
Novellus Systems, Inc. *                                   2,600          71,916
ON Semiconductor Corp. *                                   3,673          21,597
Park Electrochemical Corp.                                 4,784         151,557
Performance Technologies, Inc. *                           8,800          59,840
Pericom Semiconductor Corp. *                              4,438          43,271
Planar Systems, Inc. *                                     6,752          76,635
RF Monolithics, Inc. *                                     5,100          31,773
Semitool, Inc. *                                          11,370         117,566
Sigmatron International, Inc. *                              610           5,051
SonicWALL, Inc. *                                         26,400         288,288
Sparton Corp.                                                100             835
Spectrum Control, Inc. *                                   5,990          56,306
Standard Microsystems Corp. *                             12,725         361,644
Technitrol, Inc.                                           7,810         233,128
Vishay Intertechnology, Inc. *                            89,960       1,263,038
Vodavi Technology, Inc. *                                    500           3,050
White Electronic Designs Corp. *                          16,600          82,502
Zoran Corp. *                                             12,472         200,550
                                                                     -----------
                                                                      13,745,145
LAND & WATER TRANSPORTATION 1.1%
--------------------------------------------------------------------------------
Arkansas Best Corp.                                        3,982         171,345
B & H Ocean Carriers Ltd. *                                2,020          31,916
Celadon Group, Inc. *                                     10,716         178,314
Covenant Transport, Inc., Class A *                        4,669          57,009
Frozen Food Express Industries, Inc. *                     8,922          67,718
Hub Group, Inc., Class A *                                   400           9,112
Laidlaw International, Inc.                                8,560         233,945
Pacer International, Inc.                                  2,200          61,072
Saia, Inc. *                                                 500          16,300
SEACOR Holdings, Inc. *                                    7,290         601,425
Smithway Motor Xpress Corp., Class A *                       500           4,145
Werner Enterprises, Inc.                                  31,722         593,519
                                                                     -----------
                                                                       2,025,820
MAINFRAME & MINICOMPUTERS 0.0%
--------------------------------------------------------------------------------
Omnicell, Inc. *                                           1,060          18,963

METAL PRODUCTS & MACHINERY 5.0%
--------------------------------------------------------------------------------
AGCO Corp. *                                              51,200       1,297,920
Allied Motion Technologies, Inc. *                         2,600          12,480
Ampco-Pittsburgh Corp.                                       230           7,114
Bonso Electronic International, Inc.                       2,337           7,993
CIRCOR International, Inc.                                 1,000          30,550
Cummins, Inc.                                             11,880       1,416,452
Eastern Co.                                                  400          11,200
Electro Scientific Industries, Inc. *                      9,910         204,146
EnPro Industries, Inc. *                                   8,600         258,516
Evans & Sutherland Computer Corp. *                        2,111           9,499
Flow International Corp. *                                17,750         230,217
Freightcar America, Inc.                                   7,270         385,310
Gardner Denver, Inc. *                                     5,330         176,316
Gerber Scientific, Inc. *                                 14,050         210,469
Hardinge, Inc.                                                10             133
International Aluminum Corp.                                 900          33,615

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Kadant, Inc. *                                             9,280         227,917
Kennametal, Inc.                                          16,830         953,419
Key Technology, Inc. *                                       300           3,834
L.S. Starrett Co., Class A                                   200           2,860
Material Sciences Corp. *                                  6,920          68,923
Newport Corp. *                                            3,850          62,755
NN, Inc.                                                   6,365          75,298
North American Galvanizing & Coatings, Inc. *                130             823
P & F Industries, Inc. *                                     200           2,056
Q.E.P. Co., Inc. *                                         1,580          10,349
Regal Beloit Corp.                                        10,780         468,930
Robbins & Myers, Inc.                                      4,510         139,449
SL Industries, Inc. *                                        400           7,680
SPX Corp.                                                  2,140         114,362
Standex International Corp.                                6,100         170,068
TB Wood's Corp.                                            1,420          16,543
Technology Research Corp.                                  1,400           5,950
Tennant Co.                                                4,660         113,424
Terex Corp. *                                             16,290         736,634
The Timken Co.                                            10,470         311,797
Trinity Industries, Inc.                                  38,234       1,229,988
Twin Disc, Inc.                                            1,220          39,821
Varian Semiconductor Equipment Associates, Inc. *          4,770         175,059
Veeco Instruments, Inc. *                                 14,725         296,709
Velcro Industries N.V.                                       570           8,074
Xerium Technologies, Inc.                                    460           5,097
                                                                     -----------
                                                                       9,539,749
MISCELLANEOUS FINANCE 1.9%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                        31,000       1,651,680
Knight Capital Group, Inc., Class A *                     53,694         977,230
Raymond James Financial, Inc.                             28,200         824,568
SEI Investments Co.                                          310          17,419
SWS Group, Inc.                                            7,920         197,129
Value Line, Inc.                                             100           4,661
                                                                     -----------
                                                                       3,672,687
OIL & COAL RESOURCES 0.8%
--------------------------------------------------------------------------------
Callon Petroleum Co. *                                    12,070         163,669
Forest Oil Corp. *                                           250           7,898
Mariner Energy, Inc. *                                    18,050         331,578
Questar Corp.                                              1,510         123,473
Swift Energy Co. *                                        13,350         558,297
Unit Corp. *                                               1,000          45,970
W&T Offshore, Inc.                                         7,600         221,996
                                                                     -----------
                                                                       1,452,881
OIL DISTRIBUTION 1.0%
--------------------------------------------------------------------------------
Adams Resources & Energy, Inc.                               710          24,744
Tesoro Corp.                                              28,100       1,629,238
Western Refining, Inc.                                    13,480         313,275
                                                                     -----------
                                                                       1,967,257
OIL DRILLING & SERVICES 4.4%
--------------------------------------------------------------------------------
Bolt Technology Corp. *                                      300           4,017
Dawson Geophysical Co. *                                     690          20,493
ENSCO International, Inc.                                 43,000       1,884,690
Global Industries Ltd. *                                     650          10,114
Helix Energy Solutions Group, Inc. *                      41,440       1,384,096
Lufkin Industries, Inc.                                    1,400          74,088
NATCO Group, Inc., Class A *                               1,100          31,680
Newpark Resources, Inc. *                                 47,050         250,777
Oceaneering International, Inc. *                             10             308
Oil States International, Inc. *                           2,310          63,525
Pride International, Inc. *                                  240           6,581
Rowan Cos., Inc.                                          43,910       1,388,873
Superior Energy Services, Inc. *                           5,314         139,546
TETRA Technologies, Inc. *                                26,856         648,841
Tidewater, Inc.                                           27,380       1,209,922
Todco *                                                   29,400       1,017,240
Veritas DGC, Inc. *                                          160          10,531
W-H Energy Services, Inc. *                                6,230         258,358
                                                                     -----------
                                                                       8,403,680
PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 1.0%
--------------------------------------------------------------------------------
Baldwin Technology Co., Inc., Class A *                    8,340          48,289
Ballantyne of Omaha, Inc. *                                  640           2,810
Brocade Communications Systems, Inc. *                   112,132         791,652
Electronics for Imaging, Inc. *                            2,312          52,898
Hypercom Corp. *                                          26,640         180,619
Key Tronic Corp. *                                         5,520          32,402
LaserCard Corp. *                                            125           1,630
SimpleTech, Inc. *                                        15,200         138,472
Western Digital Corp. *                                   36,947         668,741
                                                                     -----------
                                                                       1,917,513
PUBLISHING, BROADCASTING & CINEMA 2.2%
--------------------------------------------------------------------------------
Bowne & Co., Inc.                                         17,760         253,613
Champion Industries, Inc.                                  1,280           9,280
Consolidated Graphics, Inc. *                              6,900         415,173
Discovery Holding Co., Class A *                          64,872         938,049
Media General, Inc., Class A                               2,150          81,098
Regent Communications, Inc. *                             22,719          86,105
Scholastic Corp. *                                        11,810         367,881
Source Interlink Cos., Inc. *                             20,020         190,190
Tribune Co.                                               57,230       1,872,566
Tufco Technologies, Inc. *                                   100             683
                                                                     -----------
                                                                       4,214,638
REAL ESTATE DEVELOPMENT 1.1%
--------------------------------------------------------------------------------
American Spectrum Realty, Inc. *                             200           4,350
AMREP Corp. *                                                400          19,548
Avatar Holdings, Inc. *                                    2,435         143,811
IHOP Corp.                                                 9,700         449,595
ILX Resorts, Inc.                                            880           8,052
J.W. Mays, Inc. *                                            200           3,680
Patriot Transportation Holding, Inc. *                       277          20,930
Service Corp. International                              107,640       1,005,358
Stewart Enterprises, Inc., Class A                        60,165         352,567
Stratus Properties, Inc. *                                   100           3,236
The Intergroup Corp. *                                       100           1,700

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
United Capital Corp. *                                       600          16,014
Wellsford Real Properties, Inc. *                            200           1,472
Wilshire Enterprises, Inc. *                                 210           1,008
                                                                     -----------
                                                                       2,031,321
REAL ESTATE INVESTMENT TRUSTS 3.4%
--------------------------------------------------------------------------------
Ashford Hospitality Trust                                 24,394         291,020
Associated Estates Realty Corp.                              100           1,547
Commercial Net Lease Realty                               21,750         469,800
Correctional Properties Trust                              3,640         115,570
Eagle Hospitality Properties Trust, Inc.                  11,200         104,160
Equity One, Inc.                                             660          15,820
Gladstone Commercial Corp.                                   210           4,221
Hersha Hospitality Trust                                   1,400          13,440
Highland Hospitality Corp.                                21,900         313,827
HRPT Properties Trust                                     94,769       1,132,489
Income Opportunity Realty Investors *                        610           4,270
Innkeepers USA Trust                                       2,930          47,730
Investors Real Estate Trust                                4,835          47,190
iStar Financial, Inc.                                     17,749         740,133
LaSalle Hotel Properties                                   3,330         144,322
LTC Properties, Inc.                                       7,200         174,600
Mission West Properties, Inc.                              7,370          84,092
Monmouth Capital Corp.                                     2,376          12,593
Monmouth Real Estate Investment Corp., Class A             5,358          42,864
National Health Investors, Inc.                            8,070         228,623
National Health Realty, Inc.                               2,500          49,775
One Liberty Properties, Inc.                               2,920          65,408
Republic Property Trust                                    7,885          86,893
Spirit Finance Corp.                                      26,420         306,736
Sunstone Hotel Investors, Inc.                            34,650       1,029,798
Supertel Hospitality, Inc.                                 4,210          28,039
Urstadt Biddle Properties, Inc.                              400           6,860
Urstadt Biddle Properties, Inc., Class A                  13,500         245,295
Weingarten Realty Investors                                4,130         177,673
Windrose Medical Properties Trust                          1,860          32,885
Winston Hotels, Inc.                                      15,328         188,841
Winthrop Realty Trust                                     18,710         120,679
                                                                     -----------
                                                                       6,327,193
RESTAURANTS, HOTELS & THEATERS 2.0%
--------------------------------------------------------------------------------
Ark Restaurants Corp.                                        145           3,840
Benihana, Inc., Class A *                                  6,200         179,800
Bob Evans Farms, Inc.                                      9,384         284,147
Bowl America, Inc.                                         2,800          40,460
Brinker International, Inc.                                7,140         286,243
CBRL Group, Inc.                                          16,226         656,017
Champps Entertainment, Inc. *                                450           2,736
Darden Restaurants, Inc.                                   4,980         211,501
Dover Motorsports, Inc.                                    4,040          21,897
Famous Dave's of America, Inc. *                           3,200          48,640
Frisch's Restaurants, Inc.                                 3,500          84,140
Interstate Hotels & Resorts, Inc. *                       16,500         177,870
J. Alexander's Corp.                                         850           7,395
Jack in the Box, Inc. *                                      760          39,657
Lodgian, Inc. *                                            7,180          95,350
Luby's, Inc. *                                             9,410          92,877
Marcus Corp.                                               6,320         145,170
Mexican Restaurants, Inc. *                                  600           6,240
Nathan's Famous, Inc. *                                    1,120          15,120
O'Charley's, Inc. *                                          100           1,897
Papa John's International, Inc. *                          5,905         213,229
Speedway Motorsports, Inc.                                 2,400          87,384
Star Buffet, Inc.                                          1,700          13,379
The Steak n Shake Co. *                                   18,000         304,020
Vail Resorts, Inc. *                                      17,200         688,344
                                                                     -----------
                                                                       3,707,353
RETAIL 7.3%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                        17,146          90,188
AnnTaylor Stores Corp. *                                  33,100       1,385,566
Arden Group, Inc.                                            583          67,861
Asbury Automotive Group, Inc.                                560          11,536
AutoZone, Inc. *                                             900          92,970
Bakers Footwear Group Inc *                                4,700          61,993
Barnes & Noble, Inc.                                      30,700       1,164,758
Big Lots, Inc. *                                          65,180       1,291,216
Books-A-Million, Inc.                                      3,720          66,402
Cash America International, Inc.                           7,830         305,996
Charlotte Russe Holding, Inc. *                            8,860         244,004
Charming Shoppes, Inc. *                                  74,900       1,069,572
Circuit City Stores, Inc.                                 30,190         758,071
Cost-U-Less, Inc. *                                        1,850          16,021
Deb Shops, Inc.                                            2,033          52,126
Dillard's, Inc., Class A                                   2,890          94,590
EZCORP, Inc., Class A *                                    4,210         162,843
Finlay Enterprises, Inc. *                                 1,700          11,220
First Cash Financial Services, Inc. *                     10,990         226,284
Gaiam, Inc. *                                              1,529          19,739
Gottschalks, Inc. *                                        4,480          40,275
GSI Commerce, Inc. *                                       8,630         128,069
Hastings Entertainment, Inc. *                             2,700          18,225
Haverty Furniture Cos., Inc.                              14,780         235,741
Insight Enterprises, Inc. *                               11,762         242,415
Jennifer Convertibles, Inc. *                                910           5,606
Limited Brands, Inc.                                      40,020       1,060,130
Lithia Motors, Inc., Class A                               5,250         129,780
Longs Drug Stores Corp.                                      600          27,606
Nordstrom, Inc.                                               70           2,961
OfficeMax, Inc.                                           34,130       1,390,456
PC Connection, Inc. *                                        200           2,310
Restoration Hardware, Inc. *                              18,937         164,184
Retail Ventures, Inc. *                                      280           4,315
REX Stores Corp. *                                         1,680          23,688
Rush Enterprises, Inc., Class A *                          2,761          46,054
Rush Enterprises, Inc., Class B *                          6,616         103,143
Sabre Holdings Corp., Class A                             40,126         938,547
Shoe Carnival, Inc. *                                      5,390         135,936
Smart & Final, Inc. *                                      4,430          75,620
Spartan Corp.                                             11,245         190,041
Sport Chalet, Inc., Class A *                                950           8,740
Sport Chalet, Inc., Class B *                                150           1,350
Stage Stores, Inc.                                         9,063         265,908

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
Stein Mart, Inc.                                             300           4,563
Systemax, Inc. *                                           3,540          56,711
The Cato Corp., Class A                                   13,200         289,212
The Men's Wearhouse, Inc.                                 16,380         609,500
Trans World Entertainment Corp. *                         13,300          80,598
Weis Markets, Inc.                                         6,100         242,780
                                                                     -----------
                                                                      13,717,420
SOAPS & COSMETICS 0.3%
--------------------------------------------------------------------------------
CCA Industries, Inc.                                         120           1,158
CPAC, Inc.                                                 3,500          23,275
Parlux Fragrances, Inc. *                                  5,370          27,333
The Estee Lauder Cos., Inc., Class A                      10,780         434,758
                                                                     -----------
                                                                         486,524
SOFTWARE 6.0%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. *                    4,830         108,433
American Software, Inc., Class A                           3,770          25,825
Black Box Corp.                                            6,352         247,220
BMC Software, Inc. *                                      67,650       1,841,433
Captaris, Inc. *                                           6,684          39,168
Carreker Corp. *                                          14,400          88,416
CIBER, Inc. *                                             32,270         213,950
Cognizant Technology Solutions Corp., Class A *           23,300       1,725,598
Computer Sciences Corp. *                                    380          18,666
Computer Task Group, Inc. *                                2,333           9,285
CSP, Inc. *                                                1,660          14,608
Edgewater Technology, Inc. *                               2,910          16,587
Emdeon Corp. *                                           129,324       1,514,384
Harris Interactive, Inc. *                                22,416         136,738
Imergent, Inc. *                                           6,910          97,638
Informatica Corp. *                                       23,949         325,467
Inforte Corp. *                                            3,890          16,066
Integral Systems, Inc.                                       300           9,378
Intergraph Corp. *                                         2,414         103,512
JDA Software Group, Inc. *                                17,807         274,584
John H. Harland Co.                                       10,850         395,482
Lawson Software, Inc. *                                   29,375         212,969
Lightbridge, Inc. *                                       12,694         148,774
Manatron, Inc. *                                             930           6,464
MapInfo Corp. *                                           13,900         178,337
Mentor Graphics Corp. *                                   48,700         685,696
Moldflow Corp. *                                           7,394          88,063
Ness Technologies, Inc. *                                 10,460         139,641
NetScout Systems, Inc. *                                  14,660          95,143
Omtool Ltd. *                                                400           1,456
PC-Tel, Inc. *                                            13,855         145,477
PDF Solutions, Inc. *                                      3,820          41,867
Perot Systems Corp., Class A *                               740          10,205
PLATO Learning, Inc. *                                    10,505          66,917
Quality Systems, Inc. *                                    1,960          76,028
Quest Software, Inc. *                                     9,593         136,988
Retalix Ltd. *                                             2,290          41,678
SPSS, Inc. *                                              11,741         292,703
Stellent, Inc.                                            17,531         190,036
Sybase, Inc. *                                            48,440       1,174,186
Sykes Enterprises, Inc. *                                  8,430         171,550
Taleo Corp. *                                              1,060          10,727
Technology Solutions Co. *                                 1,800          15,246
Tripos, Inc. *                                               550             941
Tyler Technologies, Inc. *                                10,100         130,593
Versant Corp. *                                              570           5,865
webMethods, Inc. *                                        16,220         124,083
                                                                     -----------
                                                                      11,414,071
TEXTILES & APPAREL 2.5%
--------------------------------------------------------------------------------
Albany International Corp., Class A                       15,890         505,620
Culp, Inc. *                                               8,050          44,678
Cutter & Buck, Inc.                                        1,360          13,151
Decorator Industries, Inc.                                   430           3,758
Hallwood Group, Inc. *                                       250          23,500
Hampshire Group Ltd. *                                     2,350          29,093
Hartmarx Corp. *                                          11,030          74,673
Interface, Inc., Class A *                                 8,300         106,904
Jones Apparel Group, Inc.                                  2,875          93,265
Lacrosse Footwear, Inc. *                                    110           1,345
Perry Ellis International, Inc. *                            458          14,143
Phillips-Van Heusen Corp.                                 33,190       1,386,346
Polo Ralph Lauren Corp.                                    2,260         146,199
Skechers U.S.A., Inc., Class A *                          10,120         237,921
Steven Madden Ltd. *                                       9,016         353,788
Stride Rite Corp.                                         11,390         159,004
Tandy Leather Factory, Inc. *                              3,500          22,190
The Gymboree Corp. *                                      14,458         609,839
VF Corp.                                                   7,300         532,535
Weyco Group, Inc.                                          2,487          55,634
Wolverine World Wide, Inc.                                 7,750         219,403
                                                                     -----------
                                                                       4,632,989
WHOLESALE 1.6%
--------------------------------------------------------------------------------
ADDvantage Technologies Group, Inc. *                        200             840
All American Semiconductor, Inc. *                           737           2,211
Arrow Electronics, Inc. *                                     13             357
Avnet, Inc. *                                             64,660       1,268,629
Brown Shoe Co., Inc.                                      10,590         379,546
Coast Distribution System, Inc.                            1,850          18,000
Delta Apparel, Inc.                                        2,690          52,482
Educational Development Corp.                                890           6,119
Express Scripts, Inc. *                                    5,880         443,881
Huttig Building Products, Inc. *                          14,190          78,471
IKON Office Solutions, Inc.                                  100           1,344
Industrial Distribution Group, Inc. *                      2,527          22,339
Keystone Automotive Industries, Inc. *                     5,739         218,197
Lawson Products, Inc.                                        568          23,811
LKQ Corp. *                                                2,872          63,098
Man Sang Holdings, Inc. *                                    200             820
NACCO Industries, Inc., Class A                              100          13,591
Nu Horizons Electronics Corp. *                            6,075          77,395
TESSCO Technologies, Inc. *                                1,230          36,236
Traffix, Inc.                                              5,527          28,961

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
UAP Holding Corp.                                          4,260          91,036
Valley National Gases, Inc.                                1,100          27,467
W.W. Grainger, Inc.                                        1,570         105,221
                                                                     -----------
                                                                       2,960,052
TOTAL COMMON STOCK
(COST $161,699,821)                                                  177,701,858

SECURITY                                             FACE AMOUNT        VALUE
    RATE, MATURITY DATE                                  ($)             ($)
SHORT-TERM INVESTMENT 6.2% OF NET ASSETS

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES           ($)
REPURCHASE AGREEMENT 6.2%
--------------------------------------------------------------------------------
Custodian Trust Company, dated 09/29/06, due
   10/02/06 at 5.25% with a maturity value of
   $9,348,018 (fully collateralized by U.S.
   Treasury Bill with a value of $).                  11,687,607      11,687,607
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $11,687,607)                                                    11,687,607

END OF INVESTMENTS.

At September 30, 2006 the tax basis cost of the fund's investments was $173,833,303, and the unrealized appreciation and depreciation was $19,317,658 and ($3,761,496), respectively, with a net unrealized appreciation of $15,556,162.

*   Non-income producing security.
(a) All long positions are pledged as collateral for securities sold short

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)

SHORT SALES 93.5% OF NET ASSETS

AGRICULTURE, FOOD & BEVERAGE 2.3%
-------------------------------------------------------------------------------
Bunge Ltd.                                               36,240       2,100,108
Cagle's, Inc., Class A *                                  3,010          24,381
Calavo Growers, Inc.                                      3,000          27,990
Farmer Brothers Co.                                       3,500          71,890
Gold Kist, Inc. *                                        30,400         633,536
McCormick & Co., Inc.                                     6,600         250,668
Pilgrim's Pride Corp., Class B                            4,900         134,015
Sanderson Farms, Inc.                                    11,300         365,668
The Andersons, Inc.                                       1,043          35,618
Tyson Foods, Inc., Class A                               46,750         742,390
                                                                    -----------
                                                                      4,386,264
AIRLINES 0.3%
-------------------------------------------------------------------------------
JetBlue Airways Corp. *                                  63,730         590,777
World Air Holdings, Inc. *                                7,082          63,738
                                                                    -----------
                                                                        654,515
AUTOS 1.1%
-------------------------------------------------------------------------------
Accuride Corp. *                                         12,800         140,928
ArvinMeritor, Inc.                                       24,253         345,363
Gentex Corp.                                             31,800         451,878
Lear Corp. *                                             29,900         618,930
Proliance International, Inc. *                           7,700          35,189
Quantum Fuel Systems Technologies Worldwide, Inc. *         960           1,901
Visteon Corp. *                                          24,370         198,615
Wabash National Corp.                                    20,770         284,341
                                                                    -----------
                                                                      2,077,145
BANKS & CREDIT INSTITUTIONS 4.6%
-------------------------------------------------------------------------------
AmeriCredit Corp. *                                      47,130       1,177,779
Astoria Financial Corp.                                  39,700       1,223,554
Cash Systems, Inc. *                                      4,890          34,181
Center Bancorp, Inc.                                        317           5,199
CharterMac                                               16,700         333,332
Commerce Bancorp, Inc.                                   29,700       1,090,287
East West Bancorp, Inc.                                     700          27,727
Encore Capital Group, Inc. *                              9,700         125,906
Euronet Worldwide, Inc. *                                17,200         422,260
NetBank, Inc. *                                             108             653
New York Community Bancorp, Inc.                         93,910       1,538,246
Old National Bancorp                                     31,440         600,504
Popular, Inc.                                               790          15,357
Southern Community Financial Corp/NC                          3              29
State Bancorp, Inc.                                       1,160          23,734
UCBH Holdings, Inc.                                       2,660          46,444
Valley National Bancorp                                  61,000       1,559,770
Westamerica Bancorp                                       7,800         393,978
                                                                    -----------
                                                                      8,618,940
BASIC MINERALS & METALS 0.7%
-------------------------------------------------------------------------------
American Superconductor Corp. *                          14,785         136,909
Apex Silver Mines Ltd. *                                    800          13,328
Century Aluminum Co. *                                   13,700         461,005
Lone Star Technologies, Inc. *                              310          14,998
Meridian Gold, Inc. *                                    30,460         757,236
                                                                    -----------
                                                                      1,383,476
BEER, LIQUOR, & TOBACCO 0.0%
-------------------------------------------------------------------------------
Alliance One International, Inc. *                        7,020          28,782
Universal Corp.                                              70           2,557
                                                                    -----------
                                                                         31,339
BIOTECHNOLOGY 4.7%
-------------------------------------------------------------------------------
ABIOMED, Inc. *                                             657           9,717
Alexion Pharmaceuticals, Inc. *                          18,167         617,315
Altus Pharmaceuticals, Inc. *                             5,200          83,044
Amylin Pharmaceuticals, Inc. *                           34,400       1,516,008
Applera Corp. - Celera Genomics Group *                   2,470          34,382
ARIAD Pharmaceuticals, Inc. *                            23,200         101,152
ArQule, Inc. *                                           16,000          67,360
Avigen, Inc. *                                           14,900          77,033
CuraGen Corp. *                                           5,624          19,347
CV Therapeutics, Inc. *                                  26,200         291,868
Cypress Bioscience, Inc. *                               21,455         156,621
CYTOGEN Corp. *                                           2,900           6,786
Dyax Corp. *                                             18,933          63,047
Dynavax Technologies Corp. *                             13,300          57,323
Encysive Pharmaceuticals, Inc. *                         38,900         167,270
Geron Corp. *                                            28,500         178,695
Human Genome Sciences, Inc. *                            78,700         908,198
ICOS Corp. *                                             28,653         718,044
Idenix Pharmaceuticals, Inc. *                              100             970
ImClone Systems, Inc. *                                  29,477         834,789
Keryx Biopharmaceuticals, Inc. *                         11,802         139,618
Kosan Biosciences, Inc. *                                12,200          58,926
Lexicon Genetics, Inc. *                                  3,700          13,949
Medarex, Inc. *                                             300           3,222
Myriad Genetics, Inc. *                                  19,248         474,463
Nabi Biopharmaceuticals *                                 4,300          24,854
Neurocrine Biosciences, Inc. *                           23,300         250,475
Noven Pharmaceuticals, Inc. *                             7,600         183,312
Onyx Pharmaceuticals, Inc. *                             13,800         238,602
Progenics Pharmaceuticals, Inc. *                         1,140          26,744
Seattle Genetics, Inc. *                                  3,900          18,954
Telik, Inc. *                                            21,466         381,880
Vertex Pharmaceuticals, Inc. *                           36,000       1,211,400
                                                                    -----------
                                                                      8,935,368
CELLULAR & WIRELESS 0.1%
-------------------------------------------------------------------------------
Centennial Communications Corp. *                        16,474          87,806
Rural Cellular Corp. *                                    5,600          53,928
                                                                    -----------
                                                                        141,734
CHEMICALS & RUBBER 2.2%
-------------------------------------------------------------------------------
ADA-ES, Inc. *                                              150           1,950
American Pacific Corp. *                                    100             765
American Vanguard Corp.                                  10,600         148,400
Calgon Carbon Corp. *                                    19,300          85,306
Cooper Tire & Rubber Co.                                 29,100         292,746

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Eastman Chemical Co.                                     10,680         576,934
Ferro Corp.                                               1,710          30,404
Hexcel Corp. *                                           58,880         833,152
Minerals Technologies, Inc.                                 130           6,942
The Goodyear Tire & Rubber Co. *                        104,211       1,511,059
Valhi, Inc.                                               5,160         119,970
W.R. Grace & Co. *                                       40,200         533,052
WD-40 Co.                                                    10             357
                                                                    -----------
                                                                      4,141,037
COMMERCIAL AIRCRAFT & COMPONENTS 0.0%
-------------------------------------------------------------------------------
CPI Aerostructures, Inc. *                                  400           1,880

COMMUNICATIONS UTILITIES 2.3%
-------------------------------------------------------------------------------
A.D.A.M., Inc. *                                          3,382          23,640
Cincinnati Bell, Inc. *                                   1,000           4,820
Crown Media Holdings, Inc., Class A *                     4,100          18,409
EarthLink, Inc. *                                         1,600          11,632
EchoStar Communications Corp., Class A *                 57,400       1,879,276
Equinix, Inc. *                                           3,100         186,310
IDT Corp. *                                                 200           2,828
IDT Corp., Class B *                                     39,820         574,205
j2 Global Communications, Inc. *                          6,100         165,737
NeuStar, Inc. *                                           8,900         246,975
NTL, Inc.                                                29,080         739,504
Sohu.com, Inc. *                                         13,700         301,674
TALK America Holdings, Inc. *                            20,200         191,900
Warwick Valley Telephone Co.                                 69           1,387
                                                                    -----------
                                                                      4,348,297
CONSTRUCTION & HOMEBUILDING 2.5%
-------------------------------------------------------------------------------
Centex Corp.                                             29,205       1,536,767
Dominion Homes, Inc. *                                      100             607
Dycom Industries, Inc. *                                    600          12,900
Hovnanian Enterprises, Inc., Class A *                   13,700         401,958
KB Home                                                     640          28,032
Lennar Corp., Class A                                       400          18,100
M.D.C. Holdings, Inc.                                    22,330       1,037,229
Pulte Homes, Inc.                                         7,271         231,654
The Ryland Group, Inc.                                    1,420          61,358
Toll Brothers, Inc. *                                    47,600       1,336,608
                                                                    -----------
                                                                      4,665,213
CONSTRUCTION MATERIALS 0.3%
-------------------------------------------------------------------------------
Alico, Inc.                                                 700          40,957
Headwaters, Inc. *                                       25,290         590,522
Nanophase Technologies Corp. *                              600           3,618
                                                                    -----------
                                                                        635,097
CONSUMER DURABLES 0.8%
-------------------------------------------------------------------------------
Brunswick Corp.                                          46,510       1,450,647
Coachmen Industries, Inc.                                    80             865
Fleetwood Enterprises, Inc. *                             5,470          36,813
Marine Products Corp.                                     2,560          24,883
                                                                    -----------
                                                                      1,513,208
DRUGS & PHARMACEUTICALS 1.7%
-------------------------------------------------------------------------------
Adolor Corp. *                                           17,700         245,499
Advanced Magnetics, Inc. *                                1,970          67,177
Alnylam Pharmaceuticals, Inc. *                           4,220          60,810
Atherogenics, Inc. *                                      9,500         125,115
AVANIR Pharmaceuticals, Class A *                           310           2,145
Bioenvision, Inc. *                                       3,700          20,387
Cytokinetics, Inc. *                                     13,492          86,754
Dendreon Corp. *                                         10,800          48,276
DepoMed, Inc. *                                          18,900          77,112
DUSA Pharmaceuticals, Inc. *                              5,800          24,244
EPIX Pharmaceuticals, Inc. *                              3,802          15,740
ImmunoGen, Inc. *                                         9,354          33,113
Indevus Pharmaceuticals, Inc. *                           5,800          34,336
Inspire Pharmaceuticals, Inc. *                          13,800          70,242
Martek Biosciences Corp. *                               13,482         289,998
Medicis Pharmaceutical Corp., Class A                     4,900         158,515
MGI Pharma, Inc. *                                          154           2,650
Myogen, Inc. *                                               60           2,105
Nastech Pharmaceutical Co., Inc. *                          500           7,630
Nektar Therapeutics *                                     4,380          63,116
Neose Technologies, Inc. *                                3,400           6,732
Neurogen Corp. *                                             52             351
NitroMed, Inc. *                                          2,800           8,876
NPS Pharmacuticals, Inc. *                               10,100          38,481
OXiGENE, Inc. *                                             800           3,128
PDL BioPharma, Inc. *                                    22,700         435,840
Penwest Pharmaceuticals Co. *                            14,500         241,425
Pharmacyclics, Inc. *                                    10,400          50,544
POZEN, Inc. *                                            16,190         208,203
Salix Pharmaceuticals Ltd. *                                378           5,126
SciClone Pharmaceuticals, Inc. *                         19,273          44,713
The Medicines Co. *                                      12,900         291,024
ZymoGenetics, Inc. *                                     21,157         356,919
                                                                    -----------
                                                                      3,126,326
ELECTRIC UTILITIES 3.1%
-------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                115,697       1,656,781
CMS Energy Corp. *                                      112,540       1,625,078
Dynegy, Inc., Class A *                                 203,650       1,128,221
Reliant Energy, Inc. *                                  124,500       1,532,595
                                                                    -----------
                                                                      5,942,675
FINANCIAL INVESTMENTS 0.3%
-------------------------------------------------------------------------------
Acacia Research Corp. *                                   4,200          47,670
Digital Theater Systems, Inc. *                             206           4,363
Dolby Laboratories Inc., Class A *                       15,000         297,750
Marlin Business Services, Inc. *                          8,105         169,394
Williams Scotsman International, Inc. *                   5,710         121,966
                                                                    -----------
                                                                        641,143
FOREST PRODUCTS & PAPER 2.6%
-------------------------------------------------------------------------------
Bowater, Inc.                                            25,450         523,506
Deltic Timber Corp.                                         310          14,775
Graphic Packaging Corp. *                                38,900         142,374

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Louisiana-Pacific Corp.                                  65,000       1,220,050
Neenah Paper, Inc.                                        4,290         146,847
Pope & Talbot, Inc. *                                     8,700          50,025
Potlatch Corp.                                           15,000         556,500
Rayonier, Inc.                                           29,690       1,122,282
Smurfit-Stone Container Corp. *                         101,547       1,137,326
                                                                    -----------
                                                                      4,913,685
FURNITURE & HOUSEHOLD ITEMS 0.9%
-------------------------------------------------------------------------------
Bally Technologies, Inc. *                               30,500         536,800
Constar International, Inc. *                             2,800          16,716
Fiberstars, Inc. *                                        8,000          57,280
Kinetic Concepts, Inc. *                                 25,900         814,814
Progressive Gaming International Corp. *                 18,700         153,340
Russ Berrie & Co., Inc. *                                 8,000         121,920
Virco Manufacturing Corp. *                               4,290          20,935
                                                                    -----------
                                                                      1,721,805
GAS & OTHER PUBLIC UTILITIES 0.1%
-------------------------------------------------------------------------------
Waste Connections, Inc. *                                 2,810         106,527

GOVERNMENT AIRCRAFT & DEFENSE 0.5%
-------------------------------------------------------------------------------
FLIR Systems, Inc. *                                     23,600         640,976
Innovative Solutions & Support, Inc. *                    9,300         135,129
Sturm, Ruger & Co., Inc. *                                2,080          16,099
The Allied Defense Group, Inc. *                          3,400          55,930
                                                                    -----------
                                                                        848,134
HEALTH CARE & HOSPITAL 0.8%
-------------------------------------------------------------------------------
Alliance Imaging, Inc. *                                  9,540          74,508
AMERIGROUP Corp. *                                        5,020         148,341
Apria Healthcare Group, Inc. *                           22,300         440,202
Array BioPharma, Inc. *                                  26,404         224,962
Dialysis Corp. of America *                                 200           2,670
Enzo Biochem, Inc. *                                     13,500         164,565
LifePoint Hospitals, Inc. *                               6,000         211,920
Tenet Healthcare Corp. *                                 10,900          88,726
United Surgical Partners International, Inc. *            1,657          41,143
VistaCare, Inc., Class A *                                6,000          62,400
                                                                    -----------
                                                                      1,459,437
INFORMATION & SERVICES 4.8%
-------------------------------------------------------------------------------
Arbinet-thexchange, Inc. *                                3,100          16,182
Arbitron, Inc.                                           19,400         717,994
Arena Pharmaceuticals, Inc. *                             7,390          88,532
Asset Acceptance Capital Corp. *                          2,740          44,525
Career Education Corp. *                                 37,500         843,750
ChoicePoint, Inc. *                                      36,300       1,299,540
Clark, Inc.                                               4,940          55,674
Corinthian Colleges, Inc. *                              20,168         218,016
deCODE genetics, Inc. *                                  32,400         178,200
DeVry, Inc. *                                            28,700         610,449
Diamond Management & Technology Consultants, Inc. *       2,294          25,555
Evergreen Energy, Inc. *                                 37,510         394,230
Exelixis, Inc. *                                         52,400         456,404
Horizon Health Corp. *                                       50             764
Intersections, Inc. *                                     1,800          16,614
Iron Mountain, Inc. *                                     8,290         355,973
Jupitermedia Corp. *                                     12,900         111,714
Maxygen, Inc. *                                           7,212          59,932
Nuvelo, Inc. *                                            1,893          34,528
Rentech, Inc. *                                          50,700         234,741
Senomyx, Inc. *                                          12,000         184,440
Strayer Education, Inc.                                   8,800         952,248
Syntroleum Corp. *                                       15,900          76,161
The Advisory Board Co. *                                  8,870         448,112
Universal Technical Institute, Inc. *                    12,252         219,188
UTI Worldwide, Inc.                                      52,000       1,454,440
                                                                    -----------
                                                                      9,097,906
INSTRUMENTS 4.2%
-------------------------------------------------------------------------------
Adeza Biomedical Corp. *                                  3,300          54,153
Align Technology, Inc. *                                 27,700         315,226
Bausch & Lomb, Inc.                                      27,650       1,386,095
Biosite, Inc. *                                           6,200         286,626
Caliper Life Sciences, Inc. *                             2,700          13,176
CAS Medical Systems, Inc. *                                 150           1,135
Catapult Communications Corp. *                           5,700          47,652
Cepheid, Inc. *                                          30,967         223,582
Clinical Data, Inc. *                                       108           1,511
Conmed Corp. *                                            3,800          80,218
Conor Medsystems, Inc. *                                  5,200         122,564
CryoLife, Inc. *                                          1,300           8,385
Cutera, Inc. *                                            8,400         223,356
Daxor Corp. *                                               300           4,965
Dexcom, Inc. *                                            3,700          41,181
Dionex Corp. *                                            7,978         406,399
Endologix, Inc. *                                        16,302          65,371
I-Flow Corp. *                                            4,800          57,696
IntraLase Corp. *                                         6,700         132,057
Intuitive Surgical, Inc. *                               12,790       1,348,706
LoJack Corp. *                                           12,186         238,724
Luminex Corp. *                                           8,120         148,028
Measurement Specialties, Inc. *                           7,800         145,470
Merit Medical Systems, Inc. *                             1,300          17,654
NMT Medical, Inc. *                                       6,930         107,068
North American Scientific, Inc. *                           605             768
OraSure Technologies, Inc. *                             26,200         210,648
Osteotech, Inc. *                                            20              82
RAE Systems, Inc. *                                       3,900          11,895
Regeneration Technologies, Inc. *                        11,410          80,098
Sirona Dental Systems, Inc. *                             9,520         313,494
STAAR Surgical Co. *                                      4,100          30,832
Synergetics USA, Inc. *                                   5,142          22,933
ThermoGenesis Corp. *                                    11,800          45,666
Waters Corp. *                                           36,900       1,670,832
Wright Medical Group, Inc. *                              4,600         111,550
                                                                    -----------
                                                                      7,975,796
INSURANCE 2.2%
-------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                             2,680          69,224
Endurance Specialty Holdings Ltd.                         2,460          86,740
Everest Re Group Ltd.                                     7,700         750,981

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
IPC Holdings Ltd.                                        34,027       1,035,101
Transatlantic Holdings, Inc.                                270          16,311
United Fire & Casualty Co.                                1,070          33,491
White Mountains Insurance Group Ltd.                      3,200       1,590,272
Willis Group Holdings Ltd.                               16,800         638,400
                                                                    -----------
                                                                      4,220,520
IT HARDWARE 6.7%
-------------------------------------------------------------------------------
ADTRAN, Inc.                                             25,726         613,308
Altera Corp. *                                          103,600       1,904,168
Avaya, Inc. *                                           187,700       2,147,288
California Micro Devices Corp. *                            190             969
Comtech Telecommunications Corp. *                        4,379         146,609
Daktronics, Inc.                                          3,750          77,588
DDi Corp. *                                              12,228          94,645
EFJ, Inc. *                                              16,300         120,946
Entegris, Inc. *                                         70,498         769,133
ESS Technology, Inc. *                                    3,991           3,712
Ikanos Communications, Inc. *                             9,500         111,815
Intervoice, Inc. *                                       26,600         168,644
KLA-Tencor Corp.                                         14,276         634,854
Leadis Technology, Inc. *                                11,700          46,449
Metalink Ltd. *                                           3,100          16,120
MoSys, Inc. *                                             9,599          64,601
Nanometrics, Inc. *                                       1,630          15,077
O2Micro International Ltd. - ADR *                        3,200          22,112
Power-One, Inc. *                                        42,427         307,171
QLogic Corp. *                                           85,700       1,619,730
Rackable Systems, Inc. *                                 16,318         446,624
Rambus, Inc. *                                           55,100         960,944
RELM Wireless Corp. *                                       200           1,562
Sigmatel, Inc. *                                         18,500          86,580
Silicon Image, Inc. *                                    52,700         670,344
Staktek Holdings, Inc. *                                  7,940          47,481
Synaptics, Inc. *                                        15,790         384,802
Teradyne, Inc. *                                         11,500         151,340
Tessera Technologies, Inc. *                             27,800         966,884
Universal Display Corp. *                                 6,600          72,798
Volterra Semiconductor Corp. *                            2,550          41,437
Vyyo, Inc. *                                              5,000          23,850
                                                                    -----------
                                                                     12,739,585
LAND & WATER TRANSPORTATION 1.1%
-------------------------------------------------------------------------------
Con-way, Inc.                                             7,660         343,321
Forward Air Corp.                                           240           7,942
General Maritime Corp.                                   12,620         461,640
Kansas City Southern *                                    4,130         112,790
Quality Distribution, Inc. *                              2,839          41,790
Rural/Metro Corp. *                                      15,970         139,418
Sea Containers Ltd., Class A *                           13,900          16,263
Sirva, Inc. *                                            15,230          40,512
Teekay Shipping Corp.                                    23,510         966,496
Trailer Bridge, Inc. *                                    1,387          10,881
                                                                    -----------
                                                                      2,141,053
METAL PRODUCTS & MACHINERY 3.9%
-------------------------------------------------------------------------------
3D Systems Corp. *                                          700          12,838
Actuant Corp., Class A                                    2,100         105,210
American Power Conversion Corp.                          69,556       1,527,450
Ball Corp.                                               43,100       1,743,395
Blount International, Inc. *                             23,700         237,474
Columbus McKinnon Corp. *                                12,200         219,966
Donaldson Co., Inc.                                      39,600       1,461,240
Environmental Tectonics Corp. *                           2,000          12,000
Global Power Equipment Group, Inc. *                     16,600          26,560
Lindsay Manufacturing Co.                                    40           1,150
Pentair, Inc.                                            13,270         347,541
Plug Power, Inc. *                                       25,000         101,750
Ultralife Batteries, Inc. *                               7,800          81,198
Zebra Technologies Corp., Class A *                      40,900       1,461,766
                                                                    -----------
                                                                      7,339,538
MISCELLANEOUS FINANCE 1.8%
-------------------------------------------------------------------------------
Calamos Asset Management, Inc., Class A                  14,500         425,140
E*TRADE Financial Corp. *                                36,000         861,120
First Albany Companies, Inc. *                               80             336
GAMCO Investors, Inc., Class A                            3,500         133,210
Jefferies Group, Inc.                                    57,600       1,641,600
Sanders Morris Harris Group, Inc.                         5,923          74,097
Stifel Financial Corp. *                                  6,300         199,962
Thomas Weisel Partners Group, Inc. *                        300           4,867
TradeStation Group, Inc. *                                   51             769
Westwood Holdings Group, Inc.                               200           4,008
                                                                    -----------
                                                                      3,345,109
OIL & COAL RESOURCES 2.8%
-------------------------------------------------------------------------------
Brigham Exploration Co. *                                17,000         115,090
Clayton Williams Energy, Inc. *                           3,910         118,473
Delta Petroleum Corp. *                                  33,100         745,412
Double Eagle Petroleum Co. *                                500           9,450
Edge Petroleum Corp. *                                    4,000          65,880
Encore Acquisition Co. *                                 19,300         469,762
Equitable Resources, Inc.                                44,300       1,549,614
FX Energy, Inc. *                                        19,500          99,450
Infinity Energy Resources, Inc. *                           150             596
MarkWest Hydrocarbon, Inc.                                2,176          60,928
Massey Energy Co.                                         4,430          92,764
Plains Exploration & Production Co. *                    12,250         525,648
Quicksilver Resources, Inc. *                            32,500       1,036,750
Warren Resources, Inc. *                                 31,763         386,873
                                                                    -----------
                                                                      5,276,690
OIL DISTRIBUTION 1.1%
-------------------------------------------------------------------------------
Cheniere Energy, Inc. *                                  28,400         843,764
Kinder Morgan Management, LLC *                          31,210       1,317,669
                                                                    -----------
                                                                      2,161,433
OIL DRILLING & SERVICES 0.2%
-------------------------------------------------------------------------------
Parker Drilling Co. *                                    64,100         453,828

PHOTO-OPTICAL, MICROS & OFFICE MACHINERY 2.1%
-------------------------------------------------------------------------------
Ampex Corp., Class A *                                      600           7,950

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
Avid Technology, Inc. *                                  15,400         560,868
Blue Coat Systems, Inc. *                                 1,300          23,413
Diebold, Inc.                                             4,680         203,721
Dot Hill Systems Corp. *                                  2,400           9,360
Echelon Corp. *                                          17,500         143,850
Immersion Corp. *                                        12,070          86,301
Intermec, Inc. *                                         15,990         421,496
Lexmark International, Inc., Class A *                    1,900         109,554
Mobility Electronics, Inc. *                             13,200          73,392
NCR Corp. *                                              53,040       2,094,019
Pitney Bowes, Inc.                                        1,900          84,303
VASCO Data Security International, Inc. *                 5,020          52,007
                                                                    -----------
                                                                      3,870,234
PUBLISHING, BROADCASTING & CINEMA 5.2%
-------------------------------------------------------------------------------
Acco Brands Corp. *                                       4,280          95,273
Central European Media Enterprises, Ltd., Class A *      21,825       1,463,366
CKX, Inc. *                                              13,200         164,340
Dow Jones & Co., Inc.                                     1,900          63,726
DreamWorks Animation SKG, Inc., Class A *                19,100         475,781
Fisher Communications, Inc. *                             3,826         158,970
Nexstar Broadcasting Group, Inc., Class A *              13,020          51,429
R.H. Donnelley Corp. *                                   29,800       1,576,420
Sinclair Broadcast Group, Inc., Class A                  25,735         202,020
The E.W. Scripps Co., Class A                            17,900         857,947
The Interpublic Group of Cos., Inc. *                   199,700       1,977,030
The New York Times Co., Class A                          40,800         937,584
XM Satellite Radio Holdings, Inc., Class A *            133,434       1,719,964
Young Broadcasting, Inc., Class A *                       3,800           8,740
                                                                    -----------
                                                                      9,752,590
REAL ESTATE DEVELOPMENT 0.9%
-------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                              3,600         231,012
Forest City Enterprises, Inc., Class A                   24,760       1,344,468
Levitt Corp., Class A                                    11,700         137,592
Tejon Ranch Co. *                                         1,400          59,402
                                                                    -----------
                                                                      1,772,474
REAL ESTATE INVESTMENT TRUSTS 4.8%
-------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                     5,420         508,396
Apartment Investment & Management Co., Class A               10             544
BRE Properties, Class A                                   8,380         500,537
Essex Property Trust, Inc.                               12,000       1,456,800
Federal Realty Investment Trust                             240          17,832
FelCor Lodging Trust, Inc. *                                 80           1,604
General Growth Properties, Inc.                          24,460       1,165,519
Glimcher Realty Trust                                    18,570         460,165
Global Signal, Inc.                                       7,000         354,060
Kilroy Realty Corp.                                       1,900         143,146
Plum Creek Timber Co., Inc.                              47,600       1,620,304
Realty Income Corp.                                          40             988
Tanger Factory Outlet Centers, Inc.                       9,380         334,116
The Macerich Co.                                          2,000         152,720
The Mills Corp. *                                        24,300         406,053
United Dominion Realty Trust, Inc.                       51,076       1,542,495
Washington Real Estate Investment Trust                  10,196         405,801
                                                                    -----------
                                                                      9,071,080
RESTAURANTS, HOTELS & THEATERS 2.7%
-------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                  13,785         299,272
Applebee's International, Inc.                               19             409
Blockbuster, Inc., Class A *                             26,600         102,144
Buca, Inc. *                                             10,230          53,912
CKE Restaurants, Inc.                                     1,084          18,124
Domino's Pizza, Inc.                                     19,100         489,915
Magna Entertainment Corp., Class A *                      8,800          41,272
Nevada Gold & Casinos, Inc. *                             2,100          10,143
P.F. Chang's China Bistro, Inc. *                           400          13,884
Panera Bread Co., Class A *                                 100           5,825
Peet's Coffee & Tea, Inc. *                               2,996          74,930
Red Robin Gourmet Burgers, Inc. *                         6,770         312,165
Scientific Games Corp., Class A *                        10,439         331,960
Six Flags, Inc. *                                        54,090         282,891
Sonic Corp. *                                            24,216         547,524
Station Casinos, Inc.                                    27,600       1,596,108
Texas Roadhouse, Inc., Class A *                         24,731         303,697
The Cheesecake Factory, Inc. *                           14,835         403,363
Westwood One, Inc.                                       28,900         204,612
                                                                    -----------
                                                                      5,092,150
RETAIL 6.5%
-------------------------------------------------------------------------------
99 Cents Only Stores *                                   26,400         312,312
Amazon.com, Inc. *                                       74,100       2,380,092
bebe stores, Inc.                                        13,733         340,304
Big 5 Sporting Goods Corp.                                   10             228
Celebrate Express, Inc. *                                 3,977          50,707
Chico's FAS, Inc. *                                      13,900         299,267
Collegiate Pacific, Inc.                                    500           4,890
dELiA*s, Inc. *                                           4,300          33,110
Design Within Reach, Inc. *                               3,852          23,420
Guitar Center, Inc. *                                    14,300         638,924
Hot Topic, Inc. *                                        12,682         141,277
New York & Co., Inc. *                                    7,400          96,792
Pacific Sunwear of California, Inc. *                    45,100         680,108
Pathmark Stores, Inc. *                                   2,560          25,472
PETCO Animal Supplies, Inc. *                            34,700         993,808
PETsMART, Inc.                                           56,832       1,577,088
Pier 1 Imports, Inc.                                     37,410         277,582
PriceSmart, Inc. *                                        7,329         110,668
RadioShack Corp.                                         76,500       1,476,450
Ross Stores, Inc.                                        13,700         348,117

LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES            ($)
School Specialty, Inc. *                                 13,800         487,002
Supervalu, Inc.                                             700          20,755
The Bon-Ton Stores, Inc.                                    300           8,922
The Finish Line, Class A                                 25,600         323,072
The Pantry, Inc. *                                           33           1,860
The Pep Boys-Manny, Moe & Jack                           25,700         330,245
Tiffany & Co.                                            33,200       1,102,240
ValueVision Media, Inc., Class A *                       11,322         131,222
Whole Foods Market, Inc.                                    123           7,310
                                                                    -----------
                                                                     12,223,244
SOAPS & COSMETICS 0.2%
-------------------------------------------------------------------------------
Chattem, Inc. *                                           6,100         214,232
Tupperware Corp.                                          6,100         118,706
                                                                    -----------
                                                                        332,938
SOFTWARE 6.6%
-------------------------------------------------------------------------------
@Road, Inc. *                                            38,336         223,882
ActivIdentity Corp. *                                     5,354          25,164
Activision, Inc. *                                      127,167       1,920,222
Blackboard, Inc. *                                       13,900         368,350
Cogent, Inc. *                                           25,820         354,508
Concur Technologies Inc *                                 2,000          29,100
Corillian Corp. *                                         4,700          12,878
DealerTrack Holdings, Inc. *                              1,690          37,366
Dendrite International, Inc. *                           18,200         177,996
Digimarc Corp. *                                             77             597
Emageon, Inc. *                                           9,810         152,938
Epicor Software Corp. *                                  27,905         365,834
eResearch Technology, Inc. *                             23,900         193,829
F5 Networks, Inc. *                                       7,878         423,206
Global Payments, Inc.                                    10,800         475,308
Infospace, Inc. *                                        19,400         357,736
Internet Capital Group, Inc. *                            9,490          89,680
Kanbay International, Inc. *                             11,400         234,384
Kronos, Inc. *                                           13,840         471,806
Mercury Computer Systems, Inc. *                         13,285         157,427
NAVTEQ Corp. *                                           50,500       1,318,555
Online Resources Corp. *                                 14,743         180,602
Open Solutions, Inc. *                                   10,936         315,066
Packeteer, Inc. *                                            92             792
Per-Se Technologies, Inc. *                              11,200         255,136
Phoenix Technologies Ltd. *                                  80             344
PlanetOut, Inc. *                                         1,300           5,980
ProxyMed, Inc. *                                          1,610           7,454
Q-Med, Inc. *                                             8,839          45,256
Salesforce.com, Inc. *                                   28,070       1,007,152
SM&A *                                                   12,700          77,597
SRA International, Inc., Class A *                       15,600         468,936
SupportSoft, Inc. *                                       5,200          22,724
Take-Two Interactive Software, Inc. *                    40,923         583,562
Unisys Corp. *                                           44,700         253,002
Verint Systems, Inc. *                                    3,205          96,310
VeriSign, Inc. *                                         77,933       1,574,247
Websense, Inc. *                                            270           5,835
WebSideStory, Inc. *                                     12,500         165,125
                                                                    -----------
                                                                     12,455,886
TEXTILES & APPAREL 2.0%
-------------------------------------------------------------------------------
Cintas Corp.                                             40,400       1,649,532
Columbia Sportswear Co. *                                    68           3,796
K-Swiss, Inc., Class A                                       18             541
Phoenix Footwear Group, Inc. *                            1,110           5,184
Quiksilver, Inc. *                                       67,680         822,312
Tandy Brands Accessories, Inc.                            2,650          28,170
Timberland Co., Class A *                                25,500         733,635
Under Armour, Inc. *                                     12,600         504,252
                                                                    -----------
                                                                      3,747,422
WHOLESALE 1.8%
-------------------------------------------------------------------------------
Audiovox Corp., Class A *                                10,300         143,376
Central European Distribution Corp. *                    17,600         412,028
GTSI Corp. *                                              6,800          57,256
Nash Finch Co.                                            7,500         176,475
Nu Skin Enterprises, Inc., Class A                           80           1,402
NuCo2, Inc. *                                             7,400         199,060
Patterson Cos., Inc. *                                   46,265       1,554,967
Pomeroy IT Solutions, Inc. *                              8,030          65,685
Spectrum Brands, Inc. *                                  15,210         128,372
United Natural Foods, Inc. *                             21,197         656,895
                                                                    -----------
                                                                      3,395,516

END OF SHORT SALE POSITIONS.

* Non-income producing security
ADR -- American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Laudus Variable Insurance Trust
              -----------------------------------
By:  /s/ Evelyn Dilsaver
     -------------------
       Evelyn Dilsaver
       President & Chief Executive Officer

Date:  November 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Evelyn Dilsaver
     -------------------
       Evelyn Dilsaver
       President & Chief Executive Officer

Date:  November 10, 2006

By:  /s/ George Pereira
     ------------------
       George Pereira
       Principal Financial Officer


Date: November 10, 2006